Leases (Supplemental Cash Flow Information Related to Leases, Right-of-use Assets Obtained in Exchange for Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES [Abstract]
Operating leases	$ 5,351	$ 134